Shareholders' Equity	12 Months Ended
Dec. 31, 2017
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Shareholders' Equity

14.	Shareholders’ Equity

Share subscription agreement with Incyte

Concurrent with the collaboration and license agreement discussed above under Note 13, the Company entered into a share subscription agreement with Incyte on December 20, 2016. On January 23, 2017, under the terms of the share subscription agreement, the Company issued 3,200,000 of its common shares to Incyte at a price per share of $25, for an aggregate purchase price of $80.0 million or €74.7 million, representing 19.9% of the “pre-transaction” issued and outstanding common shares of the Company. The Company received proceeds of €74.4 million, net of issuance costs of €0.2 million. A €1.1 million discount on the subscription stock price (see Note 9) combined with a €0.4 million foreign currency translation accompanying the issuance of these shares, increased share capital by €0.3 million and share premium by €73.4 million.

Issued and Paid-in Share Capital

All issued shares have been fully paid in cash.

Common Shares

For year ended December 31, 2017, 136,666 options were exercised at a weighted average price of €2.24 per share and 7,331 Restricted Stock Units (“RSUs”) vested; as a consequence, 143,997 common shares were issued, share capital increased by €12,960 and share premium increased by €293,660. For the year ended December 31, 2016, 18,283 options were exercised at an exercise price of €1.93 per share. As a result, 18,283 common shares were issued, share capital increased by €1,645 and share premium increased by €33,641. For the year ended December 31, 2015, no options were exercised.

As a result of the IPO, all issued and paid-in preferred shares were converted to common shares. The conversion ratio was a one-for-one conversion, taking into consideration the reverse share split that became effective on May 6, 2016. During the twelve month period ended December 31, 2016, a total of €1.5 million was paid related to costs that are directly attributable to issuing the new shares. Of this amount, a total of €0.8 million was paid in previous reporting periods.

Situation as at December 31, 2017

At December 31, 2017, a total of 19,429,848 common shares were issued and fully paid in cash.

At December 31, 2016, a total of 16,085,851 common shares were issued and fully paid in cash.

At December 31, 2015, a total of 4,149,884 Class C preferred shares, 3,899,104 Class B preferred shares, 229,055 Class A preferred shares and 337,562 common shares with a nominal value of €0.09 each were issued and paid up.

Share Premium Reserve

The share premium reserve relates to amounts contributed by shareholders at the issue of shares in excess of the par value of the shares issued.

All share premium can be considered as free share premium as referred to in the Netherlands Income tax act.

Share-based Payment Arrangements

In 2010, the Company established the Merus B.V. 2010 Employee Option Plan (the “2010 Plan”) that entitled key management personnel, staff and consultants providing similar services to purchase shares in the Company. Under the 2010 Plan, holders of vested options were entitled to purchase depositary receipts for common shares at the exercise price determined at the date of grant. Upon exercise of the option, common shares were issued to a foundation established to facilitate administration of share-based compensation awards and pool the voting interests of the underlying shares, and depositary receipts were issued by the foundation to the individual holders. In connection with the IPO, the 2010 Plan was amended to cancel the depositary receipts and allow individual holders to directly hold the common shares obtained upon exercise of their options.

Options granted under the 2010 Plan are exercisable once vested. The options granted under the 2010 Plan vest in installments over a four-year period from the grant date. Twenty-five percent of the options vest on the first anniversary of the vesting commencement date, and the remaining 75% of the options vest in 36 monthly installments for each full month of continuous service provided by the option holder thereafter, such that 100% of the options become vested on the fourth anniversary of the vesting commencement date. Options lapse on the eighth anniversary of the date of grant.

Prior to the IPO, participants that voluntarily left the Company, except for members of the former Supervisory Board, were required to offer to the foundation the depositary receipts acquired from exercising options against payment of the exercise price or the lower fair market value of the underlying shares. This obligation for a participant to offer depositary receipts to the foundation upon resignation within four years from exercising the options was treated as a non-market vesting condition. In connection with the IPO, the foundation was dissolved and the common shares underlying depositary receipts distributed. In addition, the 2010 Option Plan was amended such that a participant is no longer required to offer depositary receipts to the foundation upon resignation.

The reduction of the vesting period has been accounted for, taking into consideration the modified vesting conditions, to reflect the best estimate available of the options that are expected to vest. At the modification date in 2016, the cumulative expense for the options has been trued-up to reflect the reduced vesting period. This amendment of a non-market vesting (service) condition did not impact the fair value of the options granted.

In connection with the IPO, the Company established the 2016 Incentive Award Plan (the “2016 Plan”). Following the IPO, the Company is no longer making grants under the 2010 Plan; however, the terms of the 2010 Plan will continue to govern grants made under the 2010 Plan. All new incentive award grants since the IPO are being made under the 2016 Plan.

Options granted under the 2016 Plan are exercisable once vested. The options granted under the 2016 Plan vest in installments over a four-year period from the grant date. Twenty-five percent of the options vest on the first anniversary of the vesting commencement date, and the remaining seventy-five percent of the options vest in 36 monthly installments for each full month of continuous service provided by the option holder thereafter, such that 100% of the options shall become vested on the fourth anniversary of the vesting commencement date. Options will lapse on the tenth anniversary of the date of grant.

The Restricted Stock Units (“RSUs”) granted under the 2016 Plan also vest in installments over a four-year period from the grant date. Each RSU represents the right to receive one common share of the Company.

As stated in the 2016 Plan, the Company also established the Supervisory Board Compensation Program, which was subsequently replaced by the Non-Executive Director Compensation Program to reflect the change in governance structure of the Company (see Note 2). As part of this program, Non-Executive Directors are entitled to cash compensation as well as equity compensation. The equity compensation consists of an initial option grant as well as annual awards.

The initial awards granted under the Non-Executive Compensation Program vest in installments over a three year period. Thirty-three percent of the options vest on the first anniversary of the vesting commencement date, and the remaining 67% of the options in 24 substantially equal monthly installments thereafter, such that the award shall be fully vested on the third anniversary of the vesting commencement date. Each subsequent award shall vest and become exercisable in 12 substantially equal monthly installments following the vesting commencement date, such that the subsequent award shall be fully vested on the first anniversary of the date of grant.

Share-based payment expenses are recognized as from the IPO date for each subsequent award that a Non-Executive Director is entitled to over their remaining term. Since subsequent awards are not subject to shareholder approval, the grant date is established and expenses are based on grant date fair value. The grant date fair value is not updated in each future reporting period and therefore the estimated fair value is not revised and expense recognized is based on the actual grant date fair value of the awards granted.

Measurement of Fair Value of the Equity-settled Share-based Payment Arrangements

The fair value of the employee share options has been measured using a binomial option pricing model, including members of the Board of Directors. Service and non-market performance conditions attached to the transactions were not taken into account in measuring fair value. Key management personnel include the Company’s executive management and the Board of Directors.

There were 2,213,985 outstanding share options at December 31, 2017 (December 31, 2016: 1,394,844; December 31, 2015: 953,689) with a weighted average exercise price of €13.99 (December 31, 2016: €8.69; December 31, 2015: €5.35).

The number of options outstanding, by group of employees, was as follows:

Group of employees entitled	December 31, 2017	December 31, 2016	December 31, 2015
Key management personnel	1,777,437	1,302,417	857,318
All other employees	436,548	92,427	96,371

Total	2,213,985	1,394,844	953,689

The inputs used in the measurement of the fair values and the related fair values at the grant dates for the options granted during the respective year ended December 31 were as follows:

	2017		2016		2015
	Key Management Personnel	All Other Employees	Key Management Personnel	All Other Employees	Key Management Personnel	All Other Employees
	€	€	€	€	€	€
Fair value at grant date	9.04 – 16.10	8.94 – 18.02	9.97 – 11.03	5.74 – 5.79	3.98 – 5.76	4.03 – 5.06
Share price at grant date	17.08 – 24.54	13.71 – 27.47	15.24 – 16.85	8.46 – 8.87	6.12 – 7.20	5.94 – 7.20
Exercise price	17.08 – 24.54	13.71 – 27.47	15.24 – 16.85	8.46 – 8.87	1.93 – 7.20	1.93 – 7.20
Expected volatility (weighted-average)	95.05%	94.88%	95.30%	97.15%	94.85%	94.85%
Expected life	10 years	10 years	10 years	8 – 10 years	4 years	8 years
Expected dividends	0%	0%	0%	0%	0%	0%
Risk-free interest rate (based on government bonds)	2.29% – 2.51%	2.24% – 2.62%	1.84% – 1.86%	0.10% – 1.87%	0.16% – 0.70%	0.16% – 0.70%

Reconciliation of outstanding share options and RSU’s

	2017		2016		2015
	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options
	(€)		(€)		(€)
Outstanding at January 1	8.69	1,394,844	5.35	953,689	5.15	192,276
Forfeited during the year	17.27	(58,164)	6.07	(31,351)	1.93	(1,033)
Expired during the year	8.67	(762)	11.95	(5,454)	4.18	(9,216)
Exercised during the year	2.24	(136,666)	1.93	(18,283)	—	—
Granted during the year	19.88	1,014,733	14.74	496,243	5.99	771,662

Outstanding at December 31	13.99	2,213,985	8.69	1,394,844	5.35	953,689

Exercisable at December 31		687,070		418,453		157,562

The options outstanding at December 31, 2017 had an exercise price in the range of €1.93 to €27.47 (2016: €1.93 to €16.85; 2015: €1.93 to €13.50) and a weighted-average remaining contractual life of 8.25 years (2016: 6.68 years; 2015: 3.63 years). On October 5, 2015, the Company amended the exercise price of options granted under the 2010 Option plan prior to January 2015, to be €1.93, which has been reflected in the weighted average exercise price of the options outstanding at December 31, 2015.

The weighted-average share price at the date of exercise for share options exercised in 2017 was €20.69.

During 2017, the Company granted RSUs to Key Management Personnel.

RSU’s are summarized as follows:

	2017
	Weighted average exercise price	Number of RSU’s
	(€)
Outstanding at January 1	—	—
Forfeited during the year	20.03	(12,219)
Expired during the year	—	—
Vested during the year	20.03	(7,331)
Granted during the year	20.03	214,096

Outstanding at December 31	20.03	194,546

Expense Recognized in Profit or Loss

For details on the related option expenses recognized as employee benefit expenses, see Note 17.